100 Summer Street Floor 7 Mail Stop SUM 0703 Boston, MA 02111

October 21, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:        The Arbitrage Funds (the “Registrant”)

(File Nos. 333-30470; 811-09815)

Ladies and Gentlemen:

As administrator for the Registrant, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, transmitted herewith for filing is an interactive data file in the manner provided by Rule 405(b)(2) of Regulation S-T and General Instruction C.3.(g) of Form N-1A, containing the risk/return summary information provided in the Supplement dated October 4, 2019 to the currently effective prospectus for the Arbitrage Fund and the Water Island Diversified Event-Driven Fund filed pursuant to Rule 497(e) under the 1933 Act.

Should you have any questions or comments regarding this filing, please contact the undersigned at (617) 662-1504.

Very truly yours,

/s/ Brian Link
Brian Link
Vice President and Managing Counsel
State Street Bank and Trust Company

Exhibit Index

Exhibit No.	Description
EX-101. INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase